The Nature of Expenses (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Salary	$ 91,822	$ 89,911
Labor and health insurance	6,054	5,841
Pension	5,474	5,102
Others	3,576	3,486
Employee benefits expense	$ 106,926	$ 104,340